Commitments and Contingencies	3 Months Ended
Mar. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Lease Obligations

The Company leases real estate, rail cars and other equipment under long-term operating leases with varying terms and expiration dates through 2025.

Minimum Purchase Commitments

We have entered into agreements with sand suppliers that contain minimum purchase obligations. Our failure to purchase the minimum tonnage would require us to pay shortfall fees. However, the minimum quantities set forth in the agreements are not in excess of our currently expected future requirements.

Capital Spend Commitments

The Company has entered into agreements with suppliers to acquire capital equipment.

Aggregate future minimum payments under these obligations in effect at March 31, 2017 are as follows:

Year ended December 31:	Operating Leases	Capital Spend Commitments	Minimum Purchase Commitments
Remainder of 2017	$7,014,543	$20,978,150	$11,165,848
2018	7,094,517	—	10,866,000
2019	6,338,076	—	10,866,000
2020	4,381,839	—	—
2021	2,948,334	—	—
Thereafter	6,092,296	—	—
	$33,869,605	$20,978,150	$32,897,848

For the three months ended March 31, 2017 and 2016, the Company recognized rent expense of $1,960,107 and $1,996,377, respectively.

The Company has various letters of credit totaling $454,560 to secure rail car lease payments. These letters of credit were issued under the Company's revolving credit agreement and are collateralized by substantially all of the assets of the Company.

On March 31, 2017, the Company entered into a five year office lease agreement with Caliber Investment Group LLC, an affiliate of Wexford. The aggregate minimum lease payments under this agreement are $2.6 million.

In the fourth quarter of 2016 and first quarter of 2017, we entered into agreements to acquire new high pressure fracturing units and other capital equipment. The future commitments under these agreements were $21.0 million as of March 31, 2017.

The Company has insurance coverage for physical loss to its assets, employer’s liability, automobile liability, commercial general liability, workers’ compensation and insurance for other specific risks. The Company has also elected in some cases to accept a greater amount of risk through increased deductibles on certain insurance policies.  As of March 31, 2017 and December 31, 2016, the policy requires a per deductible per occurrence of $250,000. The Company establishes liabilities for the unpaid deductible portion of claims incurred relating to workers’ compensation and auto liability based on estimates. As of March 31, 2017 and December 31, 2016, the policies contained an aggregate stop loss of $2,000,000. As of March 31, 2017 and December 31, 2016, accrued claims were $1,173,705 and $971,351, respectively. The Company also self-insures its employee health insurance. The Company has coverage on its self-insurance program in the form of a stop loss of $150,000 and an aggregate stop-loss of $5,799,991 per calendar year. In connection with the insurance programs, letters of credit of $1,636,000 as of March 31, 2017 and December 31, 2016, have been issued supporting the retained risk exposure.  As of March 31, 2017 and December 31, 2016, in connection with environmental remediation programs, letters of credit of $1,375,342 had been issued supporting the retained risk exposure. As of both March 31, 2017 and December 31, 2016, these letters of credit were collateralized by substantially all of the assets of the Company.

On March 20, 2017, as amended and restated on May 12, 2017, the Company entered into definitive agreements (the "Contribution Agreements") with affiliates of Wexford, Gulfport and Rhino to acquire Sturgeon Acquisitions LLC (which owned Taylor, Taylor Real Estate Investments, LLC and South River Road, LLC), SR Energy and Cementing for 7,000,000 of its common stock. Based upon the closing price of Mammoth's common stock of $19.06 per share on March 20, 2017, the total purchase price was valued at approximately $133.4 million. These acquisitions closed on June 5, 2017.

On March 27, 2017, the Company, as purchaser, entered into a definitive asset purchase agreement with Chieftain Sand and Proppant, LLC and Chieftain Sand and Proppant Barron, LLC, unrelated third party sellers (the “Sellers”), following the Company’s successful bid in a bankruptcy court auction for substantially all of the assets of the Sellers for $36.3 million (the “Chieftain Acquisition”). The Chieftain Acquisition closed on May 26, 2017. The Company funded the purchase price for the Chieftain Acquisition with cash on hand and borrowings under its revolving credit facility.

The Company is routinely involved in state and local tax audits. During 2015, the State of Ohio assessed taxes on the purchase of equipment the Company believes is exempt under state law. The Company has appealed the assessment and a hearing was scheduled for November 30, 2016. In November 2016, the State of Ohio deferred the hearing until 2017. While the Company is not able to predict the outcome of the appeal, this matter is not expected to have a material adverse effect on the financial position or results of operations of the Company.

On March 16, 2016, a putative and collective action lawsuit alleging that Coil Tubing failed to pay a class of workers in compliance with the Fair Labor Standards Act was filed titled Rusty Hale, individually and on behalf of all others similarly situated v. Redback Energy Services LLC in the U.S. District Court for the Western District of Oklahoma. On March 28, 2017, the Company settled this matter. This resolution did not have a material impact on the Company’s financial position, results of operations or cash flows.

On June 3, 2015, a putative class and collective action lawsuit alleging that Pressure Pumping failed to pay a class of workers overtime in compliance with the Fair Labor Standards Act and Ohio law was filed titled William Crigler, et al v. Stingray Pressure Pumping, LLC in the U.S. District Court Southern District of Ohio Eastern Division. The parties have reached a settlement of this matter which received final approval from the court in August 2017. The settlement is expected to be payable in 2017. This settlement will not have a material impact on the Company’s financial position, results of operations or cash flows.

On October 12, 2015, a putative class and collective action lawsuit alleging that Energy Services failed to pay a class of workers overtime in compliance with the Fair Labor Standards Act and Oklahoma law was filed titled William Reynolds, individually and on behalf of all others similarly situated v. Redback Energy Services LLC in the U.S. District Court for the Western District of Oklahoma. In March 2017, the parties reached a settlement of this matter and filed a joint motion with the court to approve this settlement, which was granted. This settlement will not have a material impact on the Company’s financial position, results of operations or cash flows.

On December 2, 2015, a putative class and collective action lawsuit alleging that Bison Drilling failed to pay a class of workers overtime in compliance with the Fair Labor Standards Act and Texas law was filed titled John Talamentez, individually and on behalf of all others similarly situated v. Bison Drilling and Field Services, LLC in the U.S. District Court Western District of Texas Midland/Odessa Division. The Company is evaluating the background facts and at this time is not able to predict the outcome of this lawsuit or whether it will have a material impact on the Company’s financial position, results of operations or cash flows.

On February 12, 2016, a putative lawsuit alleging that Energy Services failed to pay a class of workers in compliance with the Fair Labor Standards Act was filed titled Brian Croniser vs. Redback Energy Services LLC in the U.S. District Court Southern District of Ohio. On February 17, 2017, the Company settled this matter and the lawsuit has been dismissed. This resolution did not have a material impact on the Company’s financial position, results of operations or cash flows.

On June 22, 2016, a putative, Title VII discrimination, and Oklahoma anti-discrimination lawsuit alleging that Redback Energy Services was in violation of the previously mentioned federal and state laws. The lawsuit was filed titled Earl Richardson and Keary Johnson v. Redback Energy Services LLC in the U.S. District Court for the Western District of Oklahoma. The Company is evaluating the background facts at this time and is not able to predict the outcome of this lawsuit or whether it will have a material impact on the Company’s financial position, results of operations or cash flows.

On August 1, 2016, a putative class and collective action lawsuit alleging that Energy Services failed to pay a class of workers overtime in compliance with the Fair Labor Standards Act and Texas law was filed titled Michael Caffey, individually and on behalf of all others similarly situated v. Redback Energy Services LLC in the U.S. District Court for the Western District of Texas. The Company is evaluating the background facts and at this time is not able to predict the outcome of this lawsuit or whether it will have a material impact on the Company’s financial position, results of operations or cash flows.

On September 27, 2016, a putative lawsuit alleging that Energy Services failed to pay a class of workers in compliance with the Fair Labor Standards Act was filed titled Michael Drake vs. Redback Coil Tubing LLC, et al in the U.S. District Court Western District of Texas. The Company is evaluating the background facts at this time. The parties have agreed to stay discovery while they engage in settlement discussions. The Company is not able to predict the outcome of this lawsuit or whether it will have a material impact on the Company’s financial position, results of operations or cash flows.

On January 26, 2017, a collective action lawsuit alleging that Pressure Pumping failed to pay a class of workers in compliance with the Fair Labor Standards Act was filed titled Ryan Crosby vs. Stingray Pressure Pumping, in the United Stated District Court for the Southern District of Ohio Eastern Division. The Company is evaluating the background facts at this time and is not able to predict the outcome of this lawsuit or whether it will have a material impact on the Company’s financial position, results of operations or cash flows.

The Company is involved in various other legal proceedings in the ordinary course of business. Although the Company cannot predict the outcome of these proceedings, legal matters are subject to inherent uncertainties and there exists the possibility that the ultimate resolution of these matters could have a material adverse effect on the Company's business, financial condition, results of operations or cash flows.

Defined contribution plan

The Company sponsors a 401(k) defined contribution plan for the benefit of substantially all employees at their date of hire. The plan allows eligible employees to contribute up to 92% of their annual compensation, not to exceed annual limits established by the federal government. The Company makes discretionary matching contributions of up to 4% of an employee’s compensation and may make additional discretionary contributions for eligible employees. For the three months ended March 31, 2017 and 2016, the Company paid $0 and $67,171, respectively, in contributions to the plan.